Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 222,275
2027	226,705
2028	231,216
Thereafter	117,709
Total future minimum lease payments	797,905
Less: imputed interest	87,390
Operating lease liabilities	710,515	$ 900,000
Less: current portion	181,963	161,952
Non-current portion of lease liabilities	$ 528,552	$ 712,882